Summary of Significant Accounting Policies (Tables)	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of straight-line method over the estimated useful lives
Asset Class	Estimated Useful Life
Computer and office equipment	3 years
Furniture and fixtures	7 years

Blue Water Acquisition Corp [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted loss per share
	For the three months ended June 30, 2021	For the six months ended June 30, 2021	For the period from May 22, 2020 (inception) through June 30, 2020
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$1,082	$2,152	$-
Less: Company’s portion available to be withdrawn to pay taxes	(1,082)	(2,152)	-
Net income attributable	$-	$-	$-
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	4,508,659	3,995,410	-
Basic and diluted net income per share	$-	$-	$-

Non-Redeemable Common Stock
Numerator: Net (Loss) income minus Net Earnings
Net (loss) income	$(2,597,315)	$8,049,432	$(761)
Net income allocable to Class A common stock subject to possible redemption	-	-	-
Non-redeemable net (loss) income	$(2,597,315)	$8,049,432	$(761)
Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,456,306	4,114,324	1,250,000
Basic and diluted net income per share, Non-redeemable common stock	$(0.58)	$1.96	$-

For The Period From May 22, 2020 (Inception) Through December 31, 2020
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$29
Less: Company’s portion available to be withdrawn to pay taxes	(29)
Net income attributable	$-
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	3,556,309
Basic and diluted net income per share	$-

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(4,718,021)
Net income allocable to Class A common stock subject to possible redemption	-
Non-redeemable net loss	$(4,718,021)
Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	1,447,732
Basic and diluted net loss per share, Non-redeemable common stock	$(3.26)